SUBSEQUENT EVENTS (Details)														3 Months Ended	12 Months Ended
	Mar. 02, 2021 USD ($) shares	Feb. 12, 2021 USD ($) shares	May 27, 2020	May 22, 2020 CNY (¥) ¥ / shares shares	Jan. 08, 2020 CNY (¥) ¥ / shares	Dec. 18, 2019	Dec. 16, 2019 USD ($) $ / shares shares	Dec. 16, 2019 CNY (¥)	Dec. 04, 2018	Nov. 29, 2018 USD ($)	Nov. 29, 2018 CNY (¥)	Apr. 19, 2018 USD ($) shares	Apr. 19, 2018 CNY (¥) shares	Dec. 31, 2020 ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) shares	Mar. 02, 2021 ¥ / shares	Feb. 12, 2021 ¥ / shares shares	Dec. 31, 2020 $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Value of shares to be issued | ¥					¥ 500,000										¥ 16,045,000	¥ 6,266,000
Aggregate the number of share sale												770,299	770,299
Warrants sold				1,102,950			1,200,000							50,000	50,000				50,000
Gross Proceeds from pricing of public offering				¥ 750,006				¥ 900,000		$ 1,270,000	¥ 8,732,000
Warrants term			5 years			5 years	5 years	5 years	5 years
Warrants exercise price per share | (per share)				¥ 0.79			$ 0.82												$ 1.27
Warrants exercisable term				5 years			6 months	6 months
Net proceeds for sale of common shares and warrants after deducting certain fees due to the placement agent and the Company's estimated transaction expenses				¥ 595,000			$ 748,000					$ 1,200,000	¥ 7,952,000
Percentage of aggregate number of shares sold in offering				5.00%			5.00%	5.00%
Aggregate of warrants														500,000	46,256	94,862
Proceeds from pricing of public offering										$ 1,070,000	¥ 7,332,000
Registration period of offering					270 days
Offering
Disclosure of non-adjusting events after reporting period [line items]
Price per share | ¥ / shares					¥ 3.57
Aggregate the number of share sale		588,236
Warrants sold																		588,236
Gross Proceeds from pricing of public offering | $		$ 2,100,000
Warrants term		5 years
Warrants exercise price per share | ¥ / shares														¥ 4.46	¥ 4.46		¥ 2.37	¥ 3.57
Warrants exercisable term		5 years													5 years
Net proceeds for sale of common shares and warrants after deducting certain fees due to the placement agent and the Company's estimated transaction expenses | $		$ 1,860,000
Percentage of aggregate number of shares sold in offering															5.00%
Aggregate of warrants	122,550
Proceeds from pricing of public offering | $	$ 290,443